December 6, 2007

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Standard Insurance Company – Separate Account C

File No. 333-115215

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under Rule 497(b) or Rule 497(c), I hereby certify that:

1.	the Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant under paragraphs (b) or (c) of this section would not have differed from that contained in the Registrant’s most recent amendment to the registration statement referenced above, and

2.	the text of the amendment has been filed electronically.

Please direct any questions or comments to Frederick Bellamy at Sutherland Asbill & Brennan, (202) 383-0126.

Very truly yours,

/s/ ROBERT M. ERICKSON
Robert M. Erickson
Assistant Vice President, Controller and Principal Financial Officer